Stock-based Compensation 2011 Equity Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2007
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 0
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	2.21%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		37.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.14
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		0.16%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		3.49%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0
Share-based Compensation	1	2	(3)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	1,890,756
Stock-based compensation expense, employees		2	3
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				19,275,900
Tranche A Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2
Tranche B Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1
Tranche C Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1
Tranche A RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1
Tranche C RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1
Tranche B RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1
Other Projects [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	9 years 2 months 12 days
Tranche A Unit Options [Member]
Momentive Holdings Units Granted	716,351
Tranche B Unit Options [Member]
Momentive Holdings Units Granted	358,171
Tranche C Unit Options [Member]
Momentive Holdings Units Granted	358,171
Tranche A RDUs [Member]
Momentive Holdings Units Granted	238,777
Tranche B RDUs [Member]
Momentive Holdings Units Granted	119,391
Tranche C RDUs [Member]
Momentive Holdings Units Granted	119,391
Maximum [Member]
Stock-based compensation expense, employees	$ 1